INCOME TAXES - Narrative (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, At UK Statutory Income Tax Rate, Period 1		21.00%
Effective Income Tax Rate Reconciliation, At UK Statutory Income Tax Rate, Period 3		20.00%
Effective Income Tax Rate Reconciliation, At UK Statutory Income Tax Rate, Period 4		19.00%
Effective Income Tax Rate Reconciliation, At UK Statutory Income Tax Rate, Period 5		17.00%
U.K. statutory rate		19.25%	20.00%	20.25%
Provisional amount relating to the one-time transition tax on certain previously deferred non-U.S. earnings	$ 34.1
Provision expense resulting from change in tax rate	56.7
Net operating loss to be utilized resulting from the U.S. Tax Act	129.1
Operating losses utilized	72.4
Adjustment to the valuation allowance	56.7
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Valuation allowance	869.9	$ 869.9	$ 889.8
Deferred tax valuation allowance increase		(52.1)
Provisional amount resulting from the remeasurement of deferred tax assets		56.7
Unrecognized tax benefits, net	41.0	41.0	59.0	$ 62.0
Tax impact of unrecognized tax benefits, if reversed	41.0	41.0
Accrued interest on income taxes	1.4	1.4	11.8	7.9
Accrued penalties on income taxes	2.2	2.2	3.1	$ 2.8
IRS proposed unfavorable tax adjustments		85.0
Luxembourg [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards			4,534.0
Deferred tax asset	1,163.2	1,163.2	1,180.2
Deferred Tax Liabilities, Book Over Tax Asset Basis Difference			409.0
Valuation allowance	767.0	767.0	747.0
Deferred tax valuation allowance increase		(19.8)
Operating loss carryforwards subject to valuation allowance	2,947.0	2,947.0
Non expiring NOLs		4,472.0
U.S. [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Valuation allowance			132.0
Deferred tax valuation allowance increase		41.7	(12.0)
U.S. [Member] | Expiring between 2034 and 2041 [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	306.0	306.0
U.K. [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Deferred tax asset	2.4	2.4	2.8
Operating loss carryforwards subject to valuation allowance	14.0	14.0
Non expiring NOLs		14.0
Trinidad [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Deferred tax asset	5.9	5.9	$ 6.5
Operating loss carryforwards subject to valuation allowance	23.0	23.0
Non expiring NOLs		23.0
Foreign [Member]
Operating Loss Carryforwards [Line Items]
Provision expense resulting from change in tax rate	38.3
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Net operating loss carryforwards	49.0	49.0
Valuation allowance	870.0	870.0
Operating loss carryforwards subject to valuation allowance	49.0	49.0
Non expiring NOLs		15.0
Non expiring NOLs subject to a valuation allowance		15.0
Tax credit carryforward	$ 29.0	29.0
Deferred Intra-Entity Transfer Asset [Member]
Deferred Tax Assets, Operating Loss Carryforwards, Components [Abstract]
Deferred tax valuation allowance increase		$ (60.3)